VCC MORTGAGE SECURITIES, LLC abs-15g

Exhibit 99.07

Investor Loan Number	Final Current Event Level	Current Exceptions	Collection comments	Loan Payment History Available for Review	Loan Status	Current Principal Balance	Current Stated Rate	Current Contractual PI	Escrow Balance	Next Due Date	Interest Paid To	Date of Last Payment received	Payment History As Of Date	Payment History Comments	3 Mo CV	6 Mo CV	9 Mo CV	12 Mo CV	Late X 30	Late X 60	Late X 90	Late X 120p	Last 36 Month Pay History	Any Late Payments In Last 12 Months	Currently Delinquent Over 30 Days	Reason for Default	Reason For Default Prognosis	Chances Loan Will Re Perform	Potential REO	Potential Fraud	Collection Comments in File Available for Review	Date of 1st Collection Comments	Date of Last Collection Comments	Any Contact w Borrower	Date of Last Contact	Liquidation	Current Employment Status	Willingness to Meet Obligation Intention To Pay as Agreed	Ability To Repay Obligation Capacity To Keep Current	Possibility of Going Delinquent	Collection Efforts	Conversation Activity of Mod Forbearance Plan Not Yet Active	Evidence of Skip Tracing Efforts	Property Inspection Required	Property Inspection Performed	Consumer Advocacy Group Mentioned In Comments	Name of Group	Group Documentation Provided	LOA On File	Proper Credit Reporting Mentioned	Does Employer Allow Contact at Work	Did Servicer Comply w Employer Contact	Is This A Modified Loan That Re-Defaulted	Re Default Date	Vacant Property	Vacant Date	Property Damage Mentioned	Title Lien Issue Mentioned	Title Claim	Title Claim Status	HAFA Solicitation Actions	Date of HAFA Solicitation	Outcome of HAFA Solicitation	HAFA Denial Reason	MI Mentioned In Comments	MI Status	MI Cert Verification	MI Coverage	MI Provider	Form of Litigation	Any Disputes with the Servicer	Did Communication Cease Until Verification Mailed	Fees Waived For Copies of Docs Supporting Debt	Undiscl Lien in Coll Notes in front of discl lien	Updated Value Mentioned in Collection Comments	Updated Value	Updated Value Date	Evidence Loss Mit Options Attempted	Describe Loss Mit Efforts	Date Last Loss Mit Completed	Type of Last Loss Mit Completed	Loss Mit Properly Documented in Comments	Other Loss Mit Actions Completed	Discussion w Borrower Regarding Loss Potential Loss Mit Opportunities	Describe Loss Mit Opportunities Discussed	Loss Mit Opportunities Exhausted On Loan	Explanation for Lack of Opportunities	Loss Mit Comments	Type of Loss Mit	Loss Mit Status	Loss Mit Type	Loss Mit Start Date	Loss Mit 1st Due Date	Loss Mit Next Due Date	Loss Mit Last Due Date	Current Bankruptcy	Curr Bankruptcy Status	Current Bankruptcy Status Date	Curr Bankruptcy Chapter	Curr BK Filing Date	Curr BK Case	Pre Petition Due Date	Post Petition Due Date	Evidence of Relief Approved by BK Court	Current FC Not Yet REO	Current FC Status	FC Status Date	Filing Date FC	Due Date at Time of FC Referral	Appropriate FC Letters Sent	Deficiency Rights Preserved	Deficiency Judgment Obtained	Evidence of Possible Delay of FC Action	Reason for Delay in FC Action	FC Referral Date	Sale Publication Date	Sale Publictn Non jud	Redemption Date	Scheduled FC Sale Date	Motion for Relief Filed	Motion for Relief Granted	Forbearance Active Current Plan	Relief Date	Forbearance Plan Start Date	Is Plan on Target	Was Loan Modified	Mod Status	Mod Executed	Mod Type	Last Modified Date	Reason for Modification	Mod Balance	Mod PI	Mod Rate	Mod First Payment Date	Mod Maturity Date	Mod Original Term	Was Loan Extended	Last Date of Extension	Any Advances	Advance Details Dates Types	Corp Adv Balance	Recoverable	Escrow Adv Balance	Oldest Dt of Corporate Adv	Total Unpaid Accrued Interest	Amount of Adv Included in Proof of Claim for BK loans	Date of Last Proof of Claim Filed for BK loans	Advances Comments	Short Sale In Process or Completed	Short Sale Offer Amount	Short Sale Date of Offer	Short Sale Net Pct of Balance	Short Sale Expected Close Date	Short Sale Closing Date	Real Estate Broker Name	Real Estate Broker Phone	Real Estate Broker Email	Currently REO	Status of REO	REO Start Date	FC Deed Name	Date of FC Deed	Days Since FC	Occupant	Eviction Status	Is Eviction Being Contested	Eviction Start Date	Anticipated Ev Complete Dt	Eviction Complete Date	Conveyed to HUD	Date Conveyed to HUD	Cash or Financed	Finance Approval Deadline	Anticipated Closing Date	Cumulative Maint Paid	Attorney Name	Attorney Phone Number	Any gaps in Payment History?	PH Beginning Month Gap	PH Ending Month Gap	Any gaps in Servicing Comments?	Comments Beginning Month Gap	Comments Ending Month Gap
1907150001	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2019.  The last payment was received on 05/03/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2019.  Spoke with the authorized third party about deferred interest and reinstatement arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	211385.19	9	2352.27	2335.32	06/01/2019	05/01/2019	05/03/2019	05/31/2019		100	133.33	100	100	4	1	1	0	001003211001	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	06/05/2019	Yes	01/08/2019	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
1907150002	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2019.  The last payment was received on 04/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  Borrower called to see when copy of check for February payment was sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	385196.81	9.5	3352.02	3045.34	06/01/2019	05/01/2019	04/30/2019	04/30/2019		97.34	96.68	96.44	104.3	0	0	0	0	000000000000	No	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	05/10/2019	Yes	05/10/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150003	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019.  Borrower said payment was made and nothing else to discuss.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	30	180580.06	7.99	1356.18	2955.79	04/01/2019	03/01/2019	04/15/2019	04/30/2019		100	100	100	91.67	10	0	0	0	111101111110	Yes	Yes	Payment Adjustments	Temporary	Moderate	No	No	Yes	XX/XX/XXXX	05/10/2019	Yes	04/18/2019	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150004	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2019.  The last payment was received on 05/10/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	414829.42	9.24	3509.73	5173.69	06/01/2019	05/01/2019	05/10/2019	05/31/2019		108.59	108.22	108.07	107.83	0	0	0	0	000000000000	No	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	06/26/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150005	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2019.  The last payment was received on 05/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2019.  The borrower said business has been slow but will pick up soon to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	412668.09	9.24	3452.19	2497	06/01/2019	05/01/2019	05/31/2019	05/31/2019		100	116.67	111.11	100	6	0	0	0	000011111100	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	06/25/2019	Yes	03/22/2019	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150006	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 05/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  Borrower unsure of why account is past due since they have made payments every month. Sent copy of payment history
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	30	791685.28	8.74	6287.89	27509.82	05/01/2019	04/01/2019	05/15/2019	05/31/2019		100	100	100	100	12	0	0	0	111111111111	Yes	Yes	Servicing Problems	Temporary	Moderate	No	No	Yes	XX/XX/XXXX	06/18/2019	Yes	03/21/2019	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150007	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2019.  The last payment was received on 05/10/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2019.  Borrower called in to discuss why escrow went up.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/01/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing loan being past due because making monthly payments. Advised escrow went up and kept making old payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	345600.79	9.37	2909.85	853.94	06/01/2019	05/01/2019	05/10/2019	05/31/2019		100	116.67	111.11	100	7	1	0	0	000011111121	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	06/05/2019	Yes	02/13/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	No	No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150008	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2019.  The last payment was received on 05/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2018.  Discussed total due on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	121161.69	8.49	941.05	1094.82	06/01/2019	05/01/2019	05/09/2019	05/31/2019		166.67	116.67	111.11	116.67	8	1	0	0	000211111111	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	06/10/2019	Yes	07/11/2018	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150009	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2019.  The last payment was received on 05/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2019.  Told borrower they are due for the April payment and last check was applied to 3 payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	353693.59	8.37	2734.23	1246.44	06/01/2019	05/01/2019	05/15/2019	05/31/2019		133.33	133.42	111.17	133.38	8	1	0	0	010110211111	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	06/19/2019	Yes	04/04/2019	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150010	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2019.  The last payment was received on 05/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	296648.55	10.49	2719.13	4925.02	07/01/2019	06/01/2019	05/06/2019	05/31/2019		200	116.67	77.78	58.33	2	2	0	0	021210NNNNNN	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	05/20/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150011	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2019.  The last payment was received on 05/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2019.  The borrower called in and reviewed the monthly statement and made a promise to pay $6998.81 via mail by 07/12/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	784081.79	8.49	6049.61	8062.26	06/01/2019	05/01/2019	05/06/2019	05/31/2019		166.67	100	66.67	50	3	1	0	0	001211NNNNNN	Yes	No	Property Issues	Resolved		No	No	Yes	XX/XX/XXXX	06/20/2019	Yes	05/29/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
1907150012	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2019.  The last payment was received on 05/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2019.  Borrower authorized the child to speak on the account for 90 days. Wanted to set up ACH and was advised to got to the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	261301.43	8.24	1970.23	3508.19	06/01/2019	05/01/2019	05/15/2019	05/31/2019		200	100	66.67	50	1	1	1	1	004321NNNNNN	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	05/20/2019	Yes	04/02/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150013	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 05/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	30	197868.81	9.99	1762.43	3969.43	05/01/2019	04/01/2019	05/22/2019	05/31/2019		66.67	84.72	56.48	42.36	4	0	0	0	111010NNNNNN	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	XX/XX/XXXX	06/25/2019	No		No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	Yes	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150015	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2019.  The last payment was received on 05/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  Borrower stated will make payment 04/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	448570.05	9.24	3698.78	8187.66	06/01/2019	05/01/2019	05/09/2019	05/31/2019		166.67	100	66.67	50	2	2	0	0	002211NNNNNN	Yes	No	Curtailment of Income	Temporary		No	No	Yes	XX/XX/XXXX	06/10/2019	Yes	04/30/2019	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2019.  The last payment was received on 04/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  Borrower made 5/1 payment today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	298082.86	8.24	2246.06	1458.56	06/01/2019	05/01/2019	04/30/2019	04/30/2019		166.67	100	66.67	50	1	0	0	0	00010NNNNNNN	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	05/08/2019	Yes	04/30/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150017	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  Going to pay on the 11th and set up auto pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	115144.42	8.49	887.28	1369.68	05/01/2019	04/01/2019	04/08/2019	04/30/2019		133.33	83.33	55.56	41.67	1	1	0	0	00210NNNNNNN	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	05/06/2019	Yes	04/05/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150018	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  Borrower had fraud in past so wants to set up auto pay on the 8th. She has multiple accounts and wants them all documented.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	85190.42	8.49	656.05	900.55	05/01/2019	04/01/2019	04/08/2019	04/30/2019		133.33	66.67	44.44	33.33	1	1	0	0	0021NNNNNNNN	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	05/06/2019	Yes	04/05/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150019	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  Borrower had fraud in past so wants to set up auto pay on the 8th. She has multiple accounts and wants them all documented.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	83741.42	8.49	645.29	887.16	05/01/2019	04/01/2019	04/08/2019	04/30/2019		133.33	83.33	55.56	41.67	1	1	0	0	00210NNNNNNN	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	05/06/2019	Yes	04/05/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150020	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  Borrower had fraud in past so wants to set up auto pay on the 8th. She has multiple accounts and wants them all documented.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	85489.7	8.49	658.35	941.29	05/01/2019	04/01/2019	04/08/2019	04/30/2019		133.33	66.67	44.44	33.33	1	1	0	0	0021NNNNNNNN	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	05/06/2019	Yes	04/05/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150021	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  Borrower had fraud in past so wants to set up auto pay on the 11th. She has multiple accounts and wants them all documented.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	418969.29	8.49	3226.46	4730.67	05/01/2019	04/01/2019	04/08/2019	04/30/2019		133.33	66.67	44.44	33.33	1	1	0	0	0021NNNNNNNN	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	05/06/2019	Yes	04/05/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150022	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2019.  The last payment was received on 05/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2019.  Borrower called in to discuss total due on website was not accurate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	450584.08	8.74	3554.05	9072.09	06/01/2019	05/01/2019	05/06/2019	05/31/2019		200	100	66.67	50	1	1	1	0	000321NNNNNN	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	06/12/2019	Yes	04/29/2019	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150024	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2019.  The last payment was received on 04/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  Borrower called for general account info.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	2184556.9	9.49	18936.41	46451.16	06/01/2019	05/01/2019	04/29/2019	04/30/2019		275.85	154.59	103.06	77.3	1	0	0	0	00010NNNNNNN	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	05/01/2019	Yes	04/30/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2019.  Borrower called to say sending in payment today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	139748.6	9.99	1227.57	6884.36	05/01/2019	04/01/2019	04/08/2019	04/30/2019		133.33	66.67	44.44	33.33	1	0	0	0	0001NNNNNNNN	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	05/13/2019	Yes	03/05/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2019.  Discussed general account info and reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	249320.9	7.99	1832.67	2390.57	05/01/2019	04/01/2019	04/16/2019	04/30/2019		133.33	66.67	44.44	33.33	1	0	0	0	0001NNNNNNNN	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	05/11/2019	Yes	02/19/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150029	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/10/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2019.  Discussed statement and went over payments online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	824074.21	8.74	6492.25	3269.34	05/01/2019	04/01/2019	04/10/2019	04/30/2019		133.33	66.67	44.44	33.33	2	0	0	0	0011NNNNNNNN	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	05/13/2019	Yes	04/04/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150032	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2019.  Borrower called into dispute fee advised will have removed. Borrower will make monthly payment online.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/13/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called into dispute fee advised will have removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	108205.26	7.99	795.38	457.64	05/01/2019	04/01/2019	04/01/2019	04/30/2019		133.33	66.67	44.44	33.33	1	0	0	0	0001NNNNNNNN	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	04/10/2019	Yes	02/13/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	No	No	No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018.  Borrower said they do not owe anything and want client system issue resolved. System shows they owe $1000 in fees.Borrower also asked for year end statement and 1098.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	149604.31	9.24	1232.93	783.97	05/01/2019	04/01/2019	04/11/2019	04/30/2019		166.67	83.33	55.56	41.67	1	1	0	0	00021NNNNNNN	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	05/06/2019	Yes	04/11/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150035	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2019.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	217066.05	9.49	1827.27	5788.02	05/01/2019	04/01/2019	04/11/2019	04/30/2019		133.33	66.67	44.44	33.33	1	0	0	0	0001NNNNNNNN	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	05/14/2019	Yes	04/11/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019.  Borrower having trouble with website, advised how to use.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	205838.48	9.49	1732.76	4246.55	05/01/2019	04/01/2019	04/11/2019	04/30/2019		133.33	66.67	44.44	33.33	1	0	0	0	0001NNNNNNNN	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	05/10/2019	Yes	04/08/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150040	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  Borrower promised to pay on 4/8/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	859706.36	8.24	6473.61	8341.32	05/01/2019	04/01/2019	04/29/2019	04/30/2019		133.33	83.33	55.56	41.67	1	0	0	0	00010NNNNNNN	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	05/14/2019	Yes	04/05/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150046	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2019.  Borrower called in to say will make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	578077.85	6.99	3854.86	3537.69	05/01/2019	04/01/2019	04/05/2019	04/30/2019		133.33	66.67	44.44	33.33	1	0	0	0	0001NNNNNNNN	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	03/12/2019	Yes	02/13/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150586	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2019.  Borrower called in to discuss taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	150088.6	7.95	1139.24	0	05/01/2019	04/01/2019	04/09/2019	04/30/2019		133.33	116.87	122.19	116.54	1	0	0	0	000100000000	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	05/13/2019	Yes	02/11/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150587	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2019.  The last payment was received on 04/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  Borrower called in April and May payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	507636.13	6.79	3575.53	0	06/01/2019	05/01/2019	04/30/2019	04/30/2019		133.33	83.33	55.56	41.67	0	0	0	0	0000NNNNNNNN	No	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	05/14/2019	Yes	04/30/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150588	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2019.  The last payment was received on 05/17/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  Told borrower total due and he said will pay today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	1090925.17	7.03	7866.9	0	06/01/2019	05/01/2019	05/17/2019	05/31/2019		100	66.67	44.44	33.33	1	0	0	0	0010NNNNNNNN	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	06/25/2019	Yes	05/14/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150589	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2019.  The last payment was received on 05/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower wanted  to know why she was being charged a deferred interest fee. Advised after researching the fee will be waived from account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	1646127.15	7.033	11889.42	0	06/01/2019	05/01/2019	05/16/2019	05/31/2019		100	66.67	44.44	33.33	1	0	0	0	0010NNNNNNNN	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	06/25/2019	Yes	05/16/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150601	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2019.  Borrower called to discuss payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	79078.66	7.25	552.56	0	05/01/2019	04/01/2019	04/30/2019	04/30/2019		33.33	16.67	11.11	8.33	0	0	0	11	099999999999	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	05/06/2019	Yes	04/22/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150602	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	95365.58	7.25	665.12	0	05/01/2019	04/01/2019	04/30/2019	04/30/2019		33.33	16.67	11.11	8.33	0	0	0	11	099999999999	Yes	No	N/A	N/A		No	No	Yes	XX/XX/XXXX	05/09/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150603	2	[2] Currently Delinquent Mortgage EXCEPTION INFO: The pay history as of 4/30/2019 shows the loan is due for 1/15/2019. In June they reapplied and back dated payments to bring the account current.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/15/2019.  The last payment was received on 04/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	90	117930.99	7.99	868.69	0	01/15/2019	12/15/2018	04/29/2019	04/30/2019	The pay history as of 4/30/2019 shows the loan is due for 1/15/2019. In June they reapplied and back dated payments to bring the account current.	66.67	33.33	22.22	16.67	1	1	2	1	343210NNNNNN	Yes	Yes	UTD	UTD	Weak	No	No	Yes	XX/XX/XXXX	05/15/2019	No		No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150608	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/23/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	120+	328060.24	10.5	3354.56	0	04/23/2018	03/23/2018		04/30/2019		0	0	0	0	1	1	1	9	999987654321	Yes	Yes	UTD	UTD	Weak	No	No	Yes	XX/XX/XXXX	05/15/2019	No		No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150609	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	120+	147944.46	7.5	1208.39	0	10/01/2018	09/01/2018		04/30/2019		0	0	0	0	1	1	1	4	7654321NNNNN	Yes	Yes	UTD	UTD	Weak	No	No	Yes	XX/XX/XXXX	05/14/2019	No		No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
1907150610	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/26/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	120+	89178.27	10.99	928.36	0	10/26/2018	09/26/2018		04/30/2019		0	0	0	0	1	1	1	3	6543210NNNNN	Yes	Yes	UTD	UTD	Weak	No	No	Yes	XX/XX/XXXX	05/15/2019	No		No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No